Detail of Certain Balance Sheet Accounts - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Text Block Supplement [Abstract]
Rebate receivable	$ 49,538	$ 41,791
Non-trade receivables	45,428	66,616
Prepaid insurance	13,892	13,229
Income tax receivable	13,468	4,935
Inventory returns receivable	11,245	15,300
Interest rate swaps	10,633	0
Prepaid maintenance	3,644	3,578
Other prepaid expenses and current assets	13,462	12,411
Total prepaid expenses and other current assets	$ 161,310	$ 157,860